Investment Risks - Q India Equity Fund	Apr. 23, 2026
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

There can be no assurance that the Fund’s investments will be successful or that the investment objective of the Fund will be achieved. An investment in the Fund is suitable only for persons who are in a position to take such risks.

General Risk Factors: Past performance of the Adviser does not indicate the future performance of the Adviser or the Fund. Equity and equity related, fixed income and money market related instruments are by nature volatile and prone to price fluctuations. The investor may lose money over short or long period in response to factors such as economic and political developments, changes in interest rates, market movements and over longer period during market downturn. There can be no assurance or guarantee that the investment objectives of the Fund would be achieved.

Investors may note that the Adviser’s investment decisions may not always be profitable, as actual market movements may be at variance with anticipated trends.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Liquidity Risk. The accumulation and disposal of holdings in some investments may be time consuming and if a large number of securities have to be realized at short notice to meet substantial client redemption requests such sales may have to be effected at unfavorable prices which may in turn have an adverse effect on the net asset value (“NAV”) of the clients’ portfolios. The Fund may also encounter difficulties in disposing of assets at their fair price due to adverse market conditions leading to limited liquidity.

●	Risks related to unforeseen Market events, health epidemics, pandemics and similar outbreaks. Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the Adviser invests on behalf of its clients. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things, quarantines and travel restrictions, including border closings; prohibiting/restricting public activity; disruptions to business operations and supply chains; exchange trading suspensions and closures; and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Among other things, such developments may result in material reductions in demand across many categories of consumers and businesses, dislocation (or in some cases a complete halt) in the credit and capital markets, labour force and operational disruptions, slowing or complete idling of certain supply chains and manufacturing activity, steep increases in unemployment levels in various regions, and strained businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

These disruptions could prevent the Adviser from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. A recurrence of pandemics/outbreaks could have a significant adverse impact on the Fund’s operations and result in significant losses to the Fund.

●	Certain Risk Factors Concerning India. Risks associated with the investments in India, including but not limited to the risks described below, could adversely affect the performance of the Fund and result in substantial losses. Investment in Indian markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the Indian economy and its markets. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the Indian laws and regulations, including expropriation, nationalization or other confiscation could result in loss to the Fund.

No assurance can be given as to the ability of the Fund to achieve any return on its investments and, in turn, any return on an investor’s investment in the Fund. Accordingly, in acquiring Shares in the Fund, appropriate consideration should be given to the following factors:

●	Risks include:

(i)	Greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic instability;

(ii)	The small current size of the markets for securities of Indian issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;

(iii)	certain national policies which may restrict the investment opportunities for client portfolios including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv)	The absence of developed legal structures governing private or foreign investment and private property. No assurance can be given as to the ability of the Fund to achieve any return and, in turn, any return on an investor’s investment in the Fund.

By comparison with more developed securities markets, the Indian securities markets are comparatively small, less liquid and more volatile. This may result in greater volatility in the NAV of the Fund than would be the case in relation to funds invested in more developed markets.

The Indian securities may incur brokerage or securities transaction taxes levied by the Indian government which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of Indian securities, such as banks and other financial institutions may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk. In addition, custodial expenses for Indian securities are generally higher than for developed market securities. Dividend and interest payments from, and capital gains in respect of, Indian securities may be subject to taxes that may or may not be reclaimable.

Accordingly, before investing in the Fund, the investors should consider the following:

●	Political, Regulatory and Settlement Risk. The value of the Fund’s portfolio assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the Indian laws and regulations. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in India may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

●	Risks due to tense relations with neighbours and internal conflicts. India’s relations with certain neighbouring countries have been historically tense. India has from time-to-time experienced hostilities with countries such as Pakistan and China. The border skirmishes between the Chinese and Indian armed forces a few years ago at the Galwan Valley have heightened tensions between China and India leading to certain restrictions on trade. India’s population is comprised of numerous ethnic groups with diverse religions and languages, sometimes resulting in communal conflict among groups. For instance, in the past, India has experienced considerable sectarian tension between Hindus and Muslims, marked by periodic violence that has caused considerable loss of property.

Events of this nature in the future could influence the Indian economy and could have a material adverse effect on the market for securities of Indian companies, and on the market for the services of Indian companies in which the Fund has investments.

●	Geographical Concentration Risk. The Fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest.

●	Legal Risk. Laws governing foreign investment and securities transactions in India may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment or legal remedy may be inordinately delayed.

●	Credit Risk. There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments.

●	Reinvestment Risk. This risk refers to the interest rate levels at which cash flows received from the securities under a particular Portfolio are reinvested. The additional income from reinvestment is the “interest on interest” component. The risk is that the rate at which interim cash flows can be re-invested may be lower than that originally assumed.

●	Currency Exchange Rate Risk. The Fund may from time to time enter into currency exchange transactions either on a spot basis or by buying currency exchange forward contracts. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. Performance of the Fund may be strongly influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held.

●	Capital Gains Tax. Sales of securities may be subject to capital gains tax in India, and this could significantly reduce returns of the Fund in the absence of an offset or credit for such tax under the tax laws or regulations of the Fund’s domicile.

●	Loss of Foreign Portfolio Investor (FPI) Registration. For accessing the Indian market securities market, the Fund is required to register with the Securities and Exchange Board of India (“SEBI”) as a Foreign Portfolio Investor (FPI). Investment by the Fund in India is dependent on the continued registration of the Fund with SEBI as an FPI. In the event the registration of the Fund is terminated or is not renewed, the Fund could potentially be forced to redeem the investments held in the portfolio in the relevant jurisdiction and such forced redemption could adversely affect the returns to the Fund, and in turn, the Fund’s investors.

●	Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.

●	Dividend Risk. The ability of the Fund’s portfolio companies to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether.

●	Equity Securities Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Active Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s value-oriented approach may fail to produce the intended results.

●	Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including less liquidity, settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Other Investment Company Securities Risk. Investing in underlying investment companies, including money market funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.

●	Sector Concentration Risk. Given that the portfolio construction is a bottom-up stock selection process, sector allocations are solely a by-product of individual stock selection. Consequently, within the 25% limit on single industry exposure, the Fund may have higher exposure in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that has a portfolio which is more diversified across sectors/industries.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Certain Strategy Risks

●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

●	Taxation. The Fund shall be subject to US tax laws and regulations. Because the Fund invests in India, it will also be taxed as per Indian tax law and thus the Fund returns may be impacted. Please refer to the Fund’s Statement of Additional Information for a discussion of India’s tax laws and certain exemptions with respect to a tax treaty with the US.

General Risk Factors [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risk Factors: Past performance of the Adviser does not indicate the future performance of the Adviser or the Fund. Equity and equity related, fixed income and money market related instruments are by nature volatile and prone to price fluctuations. The investor may lose money over short or long period in response to factors such as economic and political developments, changes in interest rates, market movements and over longer period during market downturn. There can be no assurance or guarantee that the investment objectives of the Fund would be achieved.

Investors may note that the Adviser’s investment decisions may not always be profitable, as actual market movements may be at variance with anticipated trends.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Liquidity Risk. The accumulation and disposal of holdings in some investments may be time consuming and if a large number of securities have to be realized at short notice to meet substantial client redemption requests such sales may have to be effected at unfavorable prices which may in turn have an adverse effect on the net asset value (“NAV”) of the clients’ portfolios. The Fund may also encounter difficulties in disposing of assets at their fair price due to adverse market conditions leading to limited liquidity.

●	Risks related to unforeseen Market events, health epidemics, pandemics and similar outbreaks. Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the Adviser invests on behalf of its clients. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things, quarantines and travel restrictions, including border closings; prohibiting/restricting public activity; disruptions to business operations and supply chains; exchange trading suspensions and closures; and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Among other things, such developments may result in material reductions in demand across many categories of consumers and businesses, dislocation (or in some cases a complete halt) in the credit and capital markets, labour force and operational disruptions, slowing or complete idling of certain supply chains and manufacturing activity, steep increases in unemployment levels in various regions, and strained businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

These disruptions could prevent the Adviser from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. A recurrence of pandemics/outbreaks could have a significant adverse impact on the Fund’s operations and result in significant losses to the Fund.

●	Certain Risk Factors Concerning India. Risks associated with the investments in India, including but not limited to the risks described below, could adversely affect the performance of the Fund and result in substantial losses. Investment in Indian markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the Indian economy and its markets. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the Indian laws and regulations, including expropriation, nationalization or other confiscation could result in loss to the Fund.

No assurance can be given as to the ability of the Fund to achieve any return on its investments and, in turn, any return on an investor’s investment in the Fund. Accordingly, in acquiring Shares in the Fund, appropriate consideration should be given to the following factors:

●	Risks include:

(i)	Greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic instability;

(ii)	The small current size of the markets for securities of Indian issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;

(iii)	certain national policies which may restrict the investment opportunities for client portfolios including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv)	The absence of developed legal structures governing private or foreign investment and private property. No assurance can be given as to the ability of the Fund to achieve any return and, in turn, any return on an investor’s investment in the Fund.

By comparison with more developed securities markets, the Indian securities markets are comparatively small, less liquid and more volatile. This may result in greater volatility in the NAV of the Fund than would be the case in relation to funds invested in more developed markets.

The Indian securities may incur brokerage or securities transaction taxes levied by the Indian government which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of Indian securities, such as banks and other financial institutions may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk. In addition, custodial expenses for Indian securities are generally higher than for developed market securities. Dividend and interest payments from, and capital gains in respect of, Indian securities may be subject to taxes that may or may not be reclaimable.

Accordingly, before investing in the Fund, the investors should consider the following:

●	Political, Regulatory and Settlement Risk. The value of the Fund’s portfolio assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the Indian laws and regulations. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in India may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

●	Risks due to tense relations with neighbours and internal conflicts. India’s relations with certain neighbouring countries have been historically tense. India has from time-to-time experienced hostilities with countries such as Pakistan and China. The border skirmishes between the Chinese and Indian armed forces a few years ago at the Galwan Valley have heightened tensions between China and India leading to certain restrictions on trade. India’s population is comprised of numerous ethnic groups with diverse religions and languages, sometimes resulting in communal conflict among groups. For instance, in the past, India has experienced considerable sectarian tension between Hindus and Muslims, marked by periodic violence that has caused considerable loss of property.

Events of this nature in the future could influence the Indian economy and could have a material adverse effect on the market for securities of Indian companies, and on the market for the services of Indian companies in which the Fund has investments.

●	Geographical Concentration Risk. The Fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest.

●	Legal Risk. Laws governing foreign investment and securities transactions in India may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment or legal remedy may be inordinately delayed.

●	Credit Risk. There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments.

●	Reinvestment Risk. This risk refers to the interest rate levels at which cash flows received from the securities under a particular Portfolio are reinvested. The additional income from reinvestment is the “interest on interest” component. The risk is that the rate at which interim cash flows can be re-invested may be lower than that originally assumed.

●	Currency Exchange Rate Risk. The Fund may from time to time enter into currency exchange transactions either on a spot basis or by buying currency exchange forward contracts. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. Performance of the Fund may be strongly influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held.

●	Capital Gains Tax. Sales of securities may be subject to capital gains tax in India, and this could significantly reduce returns of the Fund in the absence of an offset or credit for such tax under the tax laws or regulations of the Fund’s domicile.

●	Loss of Foreign Portfolio Investor (FPI) Registration. For accessing the Indian market securities market, the Fund is required to register with the Securities and Exchange Board of India (“SEBI”) as a Foreign Portfolio Investor (FPI). Investment by the Fund in India is dependent on the continued registration of the Fund with SEBI as an FPI. In the event the registration of the Fund is terminated or is not renewed, the Fund could potentially be forced to redeem the investments held in the portfolio in the relevant jurisdiction and such forced redemption could adversely affect the returns to the Fund, and in turn, the Fund’s investors.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. The accumulation and disposal of holdings in some investments may be time consuming and if a large number of securities have to be realized at short notice to meet substantial client redemption requests such sales may have to be effected at unfavorable prices which may in turn have an adverse effect on the net asset value (“NAV”) of the clients’ portfolios. The Fund may also encounter difficulties in disposing of assets at their fair price due to adverse market conditions leading to limited liquidity.

Risks Related To Unforeseen Market Events Health Epidemics Pandemics And Similar Outbreaks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks related to unforeseen Market events, health epidemics, pandemics and similar outbreaks. Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the Adviser invests on behalf of its clients. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things, quarantines and travel restrictions, including border closings; prohibiting/restricting public activity; disruptions to business operations and supply chains; exchange trading suspensions and closures; and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Among other things, such developments may result in material reductions in demand across many categories of consumers and businesses, dislocation (or in some cases a complete halt) in the credit and capital markets, labour force and operational disruptions, slowing or complete idling of certain supply chains and manufacturing activity, steep increases in unemployment levels in various regions, and strained businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

Certain Risk Factors Concerning India [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Certain Risk Factors Concerning India. Risks associated with the investments in India, including but not limited to the risks described below, could adversely affect the performance of the Fund and result in substantial losses. Investment in Indian markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the Indian economy and its markets. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the Indian laws and regulations, including expropriation, nationalization or other confiscation could result in loss to the Fund.

No assurance can be given as to the ability of the Fund to achieve any return on its investments and, in turn, any return on an investor’s investment in the Fund. Accordingly, in acquiring Shares in the Fund, appropriate consideration should be given to the following factors:

●	Risks include:

(i)	Greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic instability;

(ii)	The small current size of the markets for securities of Indian issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;

(iii)	certain national policies which may restrict the investment opportunities for client portfolios including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv)	The absence of developed legal structures governing private or foreign investment and private property. No assurance can be given as to the ability of the Fund to achieve any return and, in turn, any return on an investor’s investment in the Fund.

By comparison with more developed securities markets, the Indian securities markets are comparatively small, less liquid and more volatile. This may result in greater volatility in the NAV of the Fund than would be the case in relation to funds invested in more developed markets.

The Indian securities may incur brokerage or securities transaction taxes levied by the Indian government which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of Indian securities, such as banks and other financial institutions may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk. In addition, custodial expenses for Indian securities are generally higher than for developed market securities. Dividend and interest payments from, and capital gains in respect of, Indian securities may be subject to taxes that may or may not be reclaimable.

Accordingly, before investing in the Fund, the investors should consider the following:

Political Regulatory And Settlement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Political, Regulatory and Settlement Risk. The value of the Fund’s portfolio assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the Indian laws and regulations. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in India may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

Risks Due To Tense Relations With Neighbours And Internal Conflicts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks due to tense relations with neighbours and internal conflicts. India’s relations with certain neighbouring countries have been historically tense. India has from time-to-time experienced hostilities with countries such as Pakistan and China. The border skirmishes between the Chinese and Indian armed forces a few years ago at the Galwan Valley have heightened tensions between China and India leading to certain restrictions on trade. India’s population is comprised of numerous ethnic groups with diverse religions and languages, sometimes resulting in communal conflict among groups. For instance, in the past, India has experienced considerable sectarian tension between Hindus and Muslims, marked by periodic violence that has caused considerable loss of property.

Events of this nature in the future could influence the Indian economy and could have a material adverse effect on the market for securities of Indian companies, and on the market for the services of Indian companies in which the Fund has investments.

Geographical Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geographical Concentration Risk. The Fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest.

Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Legal Risk. Laws governing foreign investment and securities transactions in India may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment or legal remedy may be inordinately delayed.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments.

Reinvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Reinvestment Risk. This risk refers to the interest rate levels at which cash flows received from the securities under a particular Portfolio are reinvested. The additional income from reinvestment is the “interest on interest” component. The risk is that the rate at which interim cash flows can be re-invested may be lower than that originally assumed.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Exchange Rate Risk. The Fund may from time to time enter into currency exchange transactions either on a spot basis or by buying currency exchange forward contracts. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. Performance of the Fund may be strongly influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held.

Capital Gains Tax [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Gains Tax. Sales of securities may be subject to capital gains tax in India, and this could significantly reduce returns of the Fund in the absence of an offset or credit for such tax under the tax laws or regulations of the Fund’s domicile.

Loss Of Foreign Portfolio Investor F P I Registration [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loss of Foreign Portfolio Investor (FPI) Registration. For accessing the Indian market securities market, the Fund is required to register with the Securities and Exchange Board of India (“SEBI”) as a Foreign Portfolio Investor (FPI). Investment by the Fund in India is dependent on the continued registration of the Fund with SEBI as an FPI. In the event the registration of the Fund is terminated or is not renewed, the Fund could potentially be forced to redeem the investments held in the portfolio in the relevant jurisdiction and such forced redemption could adversely affect the returns to the Fund, and in turn, the Fund’s investors.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.

Dividend Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Risk. The ability of the Fund’s portfolio companies to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s value-oriented approach may fail to produce the intended results.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including less liquidity, settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small And Medium Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Other Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Company Securities Risk. Investing in underlying investment companies, including money market funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.

Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Concentration Risk. Given that the portfolio construction is a bottom-up stock selection process, sector allocations are solely a by-product of individual stock selection. Consequently, within the 25% limit on single industry exposure, the Fund may have higher exposure in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that has a portfolio which is more diversified across sectors/industries.

Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Certain Strategy Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Certain Strategy Risks

●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

Volatility [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

Liquidity And Settlement Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

Reliance On Advisory Team [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

Not Complete Investment Program [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

Taxation [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation. The Fund shall be subject to US tax laws and regulations. Because the Fund invests in India, it will also be taxed as per Indian tax law and thus the Fund returns may be impacted. Please refer to the Fund’s Statement of Additional Information for a discussion of India’s tax laws and certain exemptions with respect to a tax treaty with the US.